DEUTSCHE ASSET MANAGEMENT


                               [graphic omitted]


Mutual Fund


                                 Annual Report


                                                               December 31, 2001


                                                                   Premier Class


US Bond Index Fund



                                                               [graphic omitted]
                                                             A Member of the
                                                             DEUTSCHE BANK GROUP

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
TABLE OF CONTENTS


    LETTER TO SHAREHOLDERS ........................................   3
    PERFORMANCE COMPARISON ........................................   6

    US BOND INDEX FUND--PREMIER CLASS
       Statement of Assets and Liabilities ........................   7
       Statement of Operations ....................................   8
       Statements of Changes in Net Assets ........................   9
       Financial Highlights .......................................  10
       Notes to Financial Statements ..............................  11
       Report of Independent Accountants ..........................  13
       Tax Information ............................................  13

    US BOND INDEX PORTFOLIO
       Schedule of Portfolio Investments ..........................  14
       Statement of Assets and Liabilities ........................  23
       Statement of Operations ....................................  24
       Statements of Changes in Net Assets ........................  25
       Financial Highlights .......................................  26
       Notes to Financial Statements ..............................  27
       Report of Independent Accountants ..........................  29

    FUND TRUSTEES AND OFFICERS ....................................  30


                        ----------------------------------
                The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                        ----------------------------------

--------------------------------------------------------------------------------

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS



We are pleased to present you with this annual report for US Bond Index Fund--Premier Class (the 'Fund'), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
The US bond markets overall performed well during 2001, continuing last year's strong performance. The Lehman Brothers Aggregate Bond Index produced a positive 8.44% return for the twelve months ended December 31, 2001. For the year, yields on two-year Treasury notes declined 2.06% to 3.02%, five-year Treasury yields fell 0.65% to 4.30% and ten-year Treasury yields declined 0.08% to 5.05%, while 30-year Treasury bond yields rose a modest 0.02% to 5.48%.

Inverted for the majority of the year 2000, the 2- to 30-year Treasury yield curve began to reverse in December 2000. The yield curve then became increasingly more positively sloped throughout 2001, as investors were particularly attracted to short-term Treasuries. This normalized yield curve created a more favorable environment for fixed income investing overall. 2001's strong performance was especially notable in light of the many complexities facing the US bond markets during the year.

FEDERAL RESERVE BOARD POLICY ONCE AGAIN HELD CENTER STAGE THROUGHOUT THE YEAR.
o As widespread economic slowdowns steamrolled corporate profitability and several major equity exchanges turned in their second consecutive losing year, most of the world's central banks unleashed an unmatched campaign of multiple monetary policy easings.
o In an effort to stimulate the sluggish US economy and thwart a recession, the US Federal Reserve Board lowered the targeted Federal Funds rate on eleven separate occasions, for a total of 4.75%, bringing the targeted Federal Funds rate to 1.75%.
o Early 2001 commenced on a very optimistic note. The Federal Reserve Board's double dose of half-percentage-point easings in January persuaded investors that a recovery would occur very quickly. On the heels of monetary optimism, the first quarter of 2001 was kind to the global debt markets. The remainder of 2001 was dominated by alternating lurches between optimism for a swift recovery and pessimism that the economy would stay mired in a long slump.
o Of three inter-meeting interest rate reductions in 2001, the last occurred on September 17, the first day the US equity markets resumed trading after September 11. In the immediate wake of September 11, the Federal Reserve Board went to great lengths to ensure that ample liquidity was provided to the global capital markets, lowering interest rates again on October 2 and November 6.

US ECONOMIC WEAKNESS AND THE SEPTEMBER 11 ATTACKS DOMINATED US ECONOMIC AND CAPITAL MARKET ACTIVITY.
o The capital markets were also buffeted by cyclical headwinds through much of 2001. Turkey devalued its currency. Argentina defaulted amid chaos. The US economy slipped into recession. California worried about its power supplies. Equities stole the headlines as firms confessed to weak earnings prospects.
o September 11 dramatically exacerbated the global pessimism. The terrorist attacks spawned a wave of massive layoffs in the entertainment and transportation industries. The global recession that was previously a matter of speculation was finally confirmed. Central banks rushed to supply liquidity.
o This economic and geopolitical environment, along with tremendous volatility in the equity markets, led to fixed income being the asset class of choice throughout most of the year.
   --Absolute debt returns especially prospered in September and October, as equities and investment grade debt spread returns withered.
   --In spite of the volatility, US investment grade corporate bonds set a one-year record of $588 billion in issuance, due to low absolute borrowing rates and an inability to tap equity markets.
   --All major fixed income asset classes produced 7% or greater nominal returns for the annual period.

OVERALL, ON A DURATION-ADJUSTED BASIS, ALL FIXED INCOME SECTORS IN THE LEHMAN AGGREGATE BOND INDEX, EXCEPT MORTGAGE-BACKED SECURITIES, OUTPERFORMED US TREASURY SECURITIES FOR THE YEAR.
o The best performing sector on a duration-adjusted basis, the US Credit Index, outperformed US Treasuries by 2.54% for the annual period, and


--------------------------------------------------------------------------------

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


 ASSET ALLOCATION
 By Asset Type as of December 31, 2001
 (percentages are based on market value of total investments in the Portfolio)

[graphic omitted]
EDGAR representation of data points used in printed graphic as follows:
Government Securities                     29%
Mortgages                                 33%
Non-Convertible Corporate Debt            21%
Cash & Short-Term Instruments             16%
Asset-Backed Securities                    1%




   generated a 10.40% nominal annual return. This represents the best outperformance versus comparable duration US Treasuries since 1989 and is a dramatic improvement over 2000's dismal -4.17% performance relative to comparable duration US Treasuries.
o  Asset-backed securities (ABS) and commercial mortgage-backed securities
   (CMBS) also posted very strong returns. ABS produced a nominal annual return of 9.81% and outperformed duration-adjusted Treasuries by 1.28%. CMBS generated a nominal annual return of 9.44% and outdistanced duration-adjusted Treasuries by 1.19%.
o The mortgage-backed sector (MBS) underperformed duration-adjusted US Treasuries for the annual period. The mortgage sector was negatively impacted by record prepayments, as interest rates fell significantly. For the twelve months, the nominal return of mortgage securities was 8.22%, with the underperformance versus duration-adjusted US Treasuries 0.69%.

The Fund's benchmark, the Lehman Brothers Aggregate Bond Index, is a broad market-weighted index, which encompasses US Treasury and agency securities, corporate investment grade bonds, international (dollar-denominated) investment grade bonds, and mortgage-backed securities, with maturities greater than one year.

MANAGER OUTLOOK
As 2002 begins, the primary debate remains centered upon when the global economy will emerge from its current recessionary spiral. Labor markets have deteriorated sharply, characterized by massive job cuts, rising unemployment, and slowing wage growth. Business investment remains anemic, hurt by deteriorating profits, sluggish demand, and an overhang of capital put in place during the boom. The pace of inventory liquidation has intensified, amplifying the impact of weak demand on production. Consumer spending has been somewhat more resilient, though it too has slowed. Despite the gloom, the dire fears that were circulating in the



INVESTMENT REVIEW



-----------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE                       AVERAGE ANNUAL
                                                                TOTAL RETURNS                        TOTAL RETURNS
   Periods Ended                              1 Year     3 Years        Since     1 Year     3 Years         Since
   December 31, 2001                                                Inception 2                          Inception 2
 US Bond Index Fund--Premier Class 1            8.19%     19.30%      38.25%       8.19%       6.06%         7.46%
-----------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Aggregate
   Bond Index 3                                 8.44%     20.06%      38.79%       8.44%       6.28%         7.56%
 Lipper Corporate Debt BBB-Rated
   Funds Average 4                              7.41%     14.37%      29.28%       7.41%       4.55%         5.84%
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. There is no guarantee that the Fund will be able to mirror the Lehman Brothers AggregateBond Index closely enough to track its performance.
2 The Fund's inception date is June 30, 1997. Benchmark returns are for the period beginning June 30, 1997.
3 Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more. Benchmark returns do not reflect expenses that have been deducted from the Fund's return.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.


--------------------------------------------------------------------------------

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


immediate aftermath of September 11 have not materialized. Fear and uncertainty have not paralyzed the economy nor has it spiraled into a cataclysmic descent.

In our view, the massive monetary easing conducted by the Federal Reserve Board during 2001 should be a powerful stimulant to the economy, and the recent surge in money growth suggests that this stimulus is beginning to gain traction. Currently, our view is that the Federal Reserve Board is likely nearing the end of its easing cycle, with perhaps one last easing of a quarter of a percentage point in early 2002. The Federal Reserve Board may then shift to the sidelines, as signs of the economy reaching bottom begin to build. We believe the Federal Reserve Board is likely to maintain very low interest rates until there is concrete evidence that the uncertainty is lifting and the economy is on a self-sustained path toward recovery.

There are other indicators that lead us to expect a solid economic recovery in 2002. In addition to monetary and fiscal stimulus, ongoing declines in energy prices should continue to bolster purchasing power. Once demand stabilizes, firms will likely need to slow the rate of inventory liquidation, thus boosting production and creating positive feedback to employment and spending. The precise timing and tempo of the recovery are harder to pin down than usual, in part because they hinge on the uncertain terrorism situation. Assuming no further geopolitical shocks, we see the economy bottoming in early 2002 and gradually gathering steam from that point. By the second half of the year, we believe economic growth could be back to a 4% range as the stimulus kicks in, idle resources are re-employed and pent-up demand is vented.

In any event, we believe ongoing global uncertainty and expected economic growth will likely result in the fixed income markets overall continuing to perform well into 2002. Assuming economic growth returns and companies return to profitability, corporate bonds should perform well in our opinion. We expect short-term interest rates to remain extremely low, and although the yield curve will likely remain steep, it should gradually flatten as the year progresses and the economic recovery solidifies.

As an index fund, we seek to replicate as closely as possible (before deduction of expenses) the investment performance of the Lehman Brothers Aggregate Bond Index. Thus, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the bond markets or the economy in general. Still, we will continue to monitor economic conditions and how they affect the financial markets, as we seek to closely track the performance of the broad US bond market.

We value your support of the US Bond Index Fund--Premier Class and look forward to serving your investment needs in the years ahead.

/S/ SIGNATURE

Louis R. D'Arienzo
PORTFOLIO MANAGER OF US BOND INDEX PORTFOLIO
December 31, 2001



--------------------------------------------------------------------------------

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1


[graphic omitted]
EDGAR representation of data points used in printed graphic as follows:
                                                               Lipper Corporate
            US Bond Index Fund        Lehman Brothers           Debt BBB-Rated
              - Premier Class      Aggregate Bond Index 3        Funds Average 4
6/30/97            $5000000               $5000000                 $5000000
7/31/97             5141000                5135000                  5171940
8/31/97             5092500                5091350                  5104310
9/30/97             5169000                5166200                  5194180
10/31/97            5247000                5241100                  5243720
11/30/97            5268000                5265210                  5272630
12/31/97            5316000                5318390                  5323420
1/31/98             5395500                5386470                  5390700
2/28/98             5385500                5382160                  5389260
3/31/98             5403500                5400460                  5417030
4/30/98             5441000                5428540                  5439120
5/31/98             5494000                5480110                  5486540
6/30/98             5536000                5526690                  5524360
7/31/98             5547500                5538300                  5521920
8/31/98             5639000                5628570                  5491210
9/30/98             5778500                5760280                  5602760
10/31/98            5746500                5729750                  5535730
11/30/98            5767500                5762410                  5630860
12/31/98            5794000                5779700                  5643280
1/31/99             5837000                5820740                  5691610
2/28/99             5722500                5718870                  5568920
3/31/99             5755000                5750330                  5622820
4/30/99             5770500                5768730                  5658200
5/31/99             5713500                5717960                  5585330
6/30/99             5689500                5699660                  5551530
7/31/99             5665500                5675160                  5524720
8/31/99             5664500                5672320                  5503020
9/30/99             5732000                5738120                  5550460
10/31/99            5748500                5759350                  5555160
11/30/99            5747500                5758770                  5569020
12/31/99            5719000                5731130                  5555360
1/31/00             5696000                5712220                  5538340
2/29/00             5765500                5781340                  5603480
3/31/00             5849500                5857650                  5661830
4/30/00             5831500                5840660                  5592960
5/31/00             5827000                5837740                  5547480
6/30/00             5948000                5959170                  5681960
7/31/00             5998000                6013400                  5735160
8/31/00             6085500                6100590                  5817140
9/30/00             6123500                6139020                  5834290
10/31/00            6168500                6179540                  5824280
11/30/00            6269000                6280880                  5882480
12/31/00            6389000                6399000                  5990000
1/31/01             6485000                6504000                  6125000
2/28/01             6540000                6560500                  6206000
3/31/01             6573000                6593500                  6193500
4/30/01             6541500                6566000                  6158500
5/31/01             6574500                6605500                  6229000
6/30/01             6600000                6630500                  6237500
7/31/01             6748000                6779000                  6385000
8/31/01             6825500                6856500                  6461500
9/31/2001           6908000                6936500                  6425500
10/31/01            7043000                7081500                  6560500
11/30/01            6954500                6984000                  6503000
12/31/01            6912500                6939500                  6464000

--------------------------------------------------------------------------------
                                                 AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                                1 Year    3 Years       Since
   December 31, 2001                                                Inception 2

 US Bond Index Fund--Premier Class               8.19%      6.06%       7.46%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is June 30, 1997. Benchmark returns are for the period beginning June 30, 1997.
3 Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.


--------------------------------------------------------------------------------

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES


                                                                                               DECEMBER 31, 2001

ASSETS
   Investments in the US Bond Index Portfolio, at value ............................................ $110,153,340
   Receivable for capital shares sold ..............................................................      226,683
   Prepaid expenses and other ......................................................................        5,723
                                                                                                     ------------
Total assets .......................................................................................  110,385,746
                                                                                                     ------------
LIABILITIES
   Payable for capital shares redeemed .............................................................       45,891
   Due to administrator ............................................................................          862
   Dividend payable ................................................................................       13,938
   Accrued expenses and other ......................................................................       15,626
                                                                                                     ------------
Total liabilities ..................................................................................       76,317
                                                                                                     ------------
NET ASSETS ......................................................................................... $110,309,429
                                                                                                     ============
COMPOSITION OF NET ASSETS
   Paid-in capital ................................................................................. $107,387,066
   Undistributed net investment income .............................................................       13,283
   Accumulated net realized loss from investment transactions ......................................     (104,432)
   Net unrealized appreciation on investments ......................................................    3,013,512
                                                                                                     ------------
NET ASSETS ......................................................................................... $110,309,429
                                                                                                     ============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares authorized) ..........................................................   10,590,064
                                                                                                     ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ...................................................... $      10.42
                                                                                                     ============



See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS



                                                                                              FOR THE YEAR ENDED
                                                                                               DECEMBER 31, 2001
INVESTMENT INCOME
   Net investment income allocated from USBond Index Portfolio:
     Interest .......................................................................................  $5,805,094
     Dividends ......................................................................................     753,272
     Expenses 1 .....................................................................................    (112,860)
                                                                                                       ----------
   Net investment income from US Bond Index Portfolio ...............................................   6,445,506
                                                                                                       ----------
EXPENSES
   Administration and services fees .................................................................     225,175
   Registration fees ................................................................................      44,727
   Professional fees ................................................................................      21,012
   Printing and shareholder reports .................................................................      20,360
   Trustees fees ....................................................................................      10,565
   Miscellaneous ....................................................................................         352
                                                                                                       ----------
Total expenses ......................................................................................     322,191
Less: fee waivers and/or expense reimbursements .....................................................    (265,662)
                                                                                                       ----------
Net expenses ........................................................................................      56,529
                                                                                                       ----------
NET INVESTMENT INCOME ...............................................................................   6,388,977
                                                                                                       ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from investment transactions ...................................................   1,074,356
   Net change in unrealized appreciation/depreciation on investments ................................   1,459,141
                                                                                                       ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .....................................................   2,533,497
                                                                                                       ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..........................................................  $8,922,474
                                                                                                       ==========

--------------------------------------------------------------------------------
1 For the year ended December 31, 2001, the US Bond Index Portfolio waived fees in the amount of $170,236, which was allocated to the Fund on a pro-rated basis.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS



                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                                    2001                    2000
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income .................................................  $  6,388,977            $  6,532,577
   Net realized gain from investment transactions ........................     1,074,356               1,231,134
   Net change in unrealized appreciation/depreciation
     on investments ......................................................     1,459,141               4,047,881
                                                                            ------------            ------------
Net increase in net assets from operations ...............................     8,922,474              11,811,592
                                                                            ------------            ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .................................................    (6,388,977)             (6,532,596)
   Net realized gain from investment transactions ........................      (541,396)                     --
                                                                            ------------            ------------
Total distributions ......................................................    (6,930,373)             (6,532,596)
                                                                            ------------            ------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from sales of shares .........................................    27,015,484              47,492,130
   Dividend reinvestments ................................................     6,240,274               6,187,989
   Cost of shares redeemed ...............................................   (41,399,598)            (35,155,294)
                                                                            ------------            ------------
Net increase (decrease) in net assets
   from capital share transactions .......................................    (8,143,840)             18,524,825
                                                                            ------------            ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................    (6,151,739)             23,803,821
NET ASSETS
   Beginning of year .....................................................   116,461,168              92,657,347
                                                                            ------------            ------------
   End of year (includes undistributed net investment
     income of $13,283 and $28,128, respectively) ........................  $110,309,429            $116,461,168
                                                                            ============            ============



See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                                                    FOR THE PERIOD
                                                                                                    JUNE 30, 19971
                                                                                                           THROUGH
                                                                  FOR THE YEARS ENDED DECEMBER 31,    DECEMBER 31,
                                                      2001          2000        1999          1998            1997
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ............   $10.24        $ 9.76      $10.47        $10.29          $10.00
                                                    ------        ------      ------        ------          ------
INCOME FROMINVESTMENT OPERATIONS
   Net investment income ........................     0.59          0.62        0.57          0.59            0.33
   Net realized and unrealized gain (loss)
     on investment transactions .................     0.23          0.48       (0.70)         0.29            0.32
                                                    ------        ------      ------        ------          ------
Total from investment operations ................     0.82          1.10       (0.13)         0.88            0.65
                                                    ------        ------      ------        ------          ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ........................    (0.59)        (0.62)      (0.58)        (0.61)          (0.32)
   Net realized gain from investment
     transactions ...............................    (0.05)           --          --         (0.09)          (0.04)
                                                    ------        ------      ------        ------          ------
Total distributions .............................    (0.64)        (0.62)      (0.58)        (0.70)          (0.36)
                                                    ------        ------      ------        ------          ------
NET ASSET VALUE, END OF PERIOD ..................   $10.42        $10.24      $ 9.76        $10.47          $10.29
                                                    ======        ======      ======        ======          ======
TOTAL INVESTMENT RETURN .........................     8.19%        11.72%      (1.30)%        8.78%           6.52%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ............................. $110,309      $116,461     $92,657       $39,790          $8,119
   Ratios to average net assets:
     Net investment income ......................     5.68%         6.33%       5.79%         5.70%           6.32%2
     Expenses after waivers and/or
        reimbursements, including
        expenses of the
        US Bond Index Portfolio .................     0.15%         0.15%       0.15%         0.15%           0.15%2
     Expenses before waivers and/or
        reimbursements, including
        expenses of the
        US Bond Index Portfolio .................     0.53%         0.57%       0.56%         0.90%           0.86%2

--------------------------------------------------------------------------------
1 Commencement of operations.
2 Annualized.



See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Advisor Funds (the 'Company') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Company is organized as a business trust under the laws of the Commonwealth of Massachusetts. US Bond Index Fund (the 'Fund') is one of the funds the Company offers to investors.

The investment objective of the Fund is to replicate, as closely as possible (before deduction of expenses) the performance of the Lehman Brothers Aggregate Bond Index. The Fund seeks to achieve its investment objective by investing substantially all of its assets in the US Bond Index Portfolio (the 'Portfolio'), a series of BT Investment Portfolios, an open-end management investment company registered under the Act. Details concerning the Fund's investment objective and policies and the risk factors associated with the Fund's investments are described in the Prospectus and Statement of Additional Information.

The Portfolio's financial statements accompany this report.

B. VALUATION OF SECURITIES
The Fund determines the value of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets. On December 31, 2001, the Fund owned approximately 84% of the Portfolio. The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's Financial Statements, which accompany this report.

C. INVESTMENT INCOME AND OTHER
The Fund receives a daily allocation of the Portfolio's net investment income and net realized and unrealized gains and losses in proportion to its investment in the Portfolio.

D. DISTRIBUTIONS
The Fund pays monthly dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Administrator. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.20%. Prior to July 1, 2001, Bankers Trust Company served as the administrator to the Fund under the same fee structure.

The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of the Fund through April 30, 2003, to the extent necessary, to limit all expenses to 0.15% of the average daily net assets of the Fund, including expenses of the Portfolio.

Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.





--------------------------------------------------------------------------------

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


NOTE 3--CAPITAL SHARE TRANSACTIONS
There were an unlimited number of capital shares authorized. Transactions in capital shares were as follows:


                         For the Year Ended                 For the Year Ended
                          December 31, 2001                  December 31, 2000
                 --------------------------      -----------------------------
                     Shares          Amount          Shares             Amount
                 ----------     -----------      ----------        -----------
Sold              2,599,996    $ 27,015,484       4,791,436       $ 47,492,130
Reinvested          598,198       6,240,274         624,968          6,187,989
Redeemed         (3,978,523)    (41,399,598)     (3,542,865)       (35,155,294)
                 ----------     -----------      ----------        -----------
Net increase
  (decrease)       (780,329)   $ (8,143,840)      1,873,539       $(18,524,825
                 ==========    ============      ==========       ============

NOTE 4--FEDERAL INCOME TAXES
At December 31, 2001, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain/(loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from differing treatments of partnership tax allocations and distribution reclassifications. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

                        Undistributed
                         Net Realized           Paid-in
Undistributed NII          Gain/ Loss           Capital
-----------------       -------------           -------
         $(14,845)          $(682,764)         $697,609

The net unrealized appreciation/depreciation of the Funds investment in the Portfolio consists of an allocated portion of the Portfolios appreciation/depreciation. Please refer to the Portfolio for a breakdown of the appreciation/depreciation from investments.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distributions during the year ended December 31, 2001 were characterized as follows for tax purposes:

Ordinary income                              $6,885,002
Long-term capital gains                      $   45,371

At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                   $13,283

Post-October capital and currency losses have been deferred to the fiscal year ending December 31, 2002 as follows:

           Capital                Currency
          --------                --------
          $104,432                     $--







--------------------------------------------------------------------------------

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of BT Advisor Funds and Shareholders of US Bond Index Fund--Premier Class



In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of the US Bond Index Fund--Premier Class (hereafter referred to as the 'Fund') at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the transfer agent, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Baltimore, Maryland
February 1, 2002



--------------------------------------------------------------------------------
TAX INFORMATION (Unaudited) For the Year Ended December 31, 2001


We are providing this information as required by the Internal Revenue Code. The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

Of the net investment income distributions made during the fiscal year ended December 31, 2001, 47.27% has been derived from investments in US Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

The Funds distributions to shareholders included $45,371 from long-term capital gains, all of which is taxable at the 20% gains rate.





--------------------------------------------------------------------------------

US Bond Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              INVESTMENTS IN UNAFFILIATED ISSUERS
              CORPORATE OBLIGATIONS--21.65%
              FINANCIAL--8.58%
              Allstate Corp.,
$   100,000    7.20%, 12/1/09 ............ $   105,879
              American Express,
     50,000    6.875%, 11/1/05 ...........      52,887
              American General Finance,
    225,000    7.25%, 5/15/05 ............     242,230
              Aristar, Inc.,
    200,000    6.00%, 5/15/02 ............     202,244
              AXA Financial, Inc.,
    100,000    7.75%, 8/1/10 .............     108,642
              Bank of America Corp.:
    200,000    7.125%, 5/12/05 ...........     214,502
    200,000    7.125%, 5/1/06 ............     213,970
     50,000    5.875%, 2/15/09 ...........      49,747
              Bank of New York,
     65,000    7.30%, 12/1/09 ............      69,624
              Bank One Corp.:
    200,000    7.125%, 5/15/07 ...........     208,878
     50,000    7.875%, 8/1/10 ............      55,056
              Bear Stearns Co., Inc.:
    100,000    6.625%, 1/15/04 ...........     105,013
     40,000    6.15%, 3/2/04 .............      41,627
     50,000    6.625%, 10/1/04 ...........      52,478
    400,000    7.08%, 6/15/09 ............     423,416
              British Transco Finance,
    100,000    6.625%, 6/1/18 ............      95,134
              Chase Manhattan Corp.:
    100,000    6.375%, 4/1/08 ............     102,145
    300,000    7.125%, 6/15/09 ...........     318,106
              Chrysler Financial Co., LLC,
    100,000    6.95%, 3/25/02 ............     101,002
              Chubb Corp.,
     10,000    6.00%, 11/15/11 ...........       9,824
              CIT Group, Inc.:
     50,000    5.625%, 5/17/04 ...........      51,516
     75,000    7.125%, 10/15/04 ..........      79,379
     75,000    6.50%, 2/7/06 .............      77,093
              Citigroup, Inc.:
    150,000    6.75%, 12/1/05 ............     159,479
    200,000    8.625%, 2/1/07 ............     228,530
     50,000    7.25%, 10/1/10 ............      53,584
    150,000    6.50%, 1/18/11 ............     154,316
              Countrywide Funding Corp.,
    500,000    6.875%, 9/15/05 ...........     523,537
              Credit Suisse First Boston, Inc.,
     50,000    6.125%, 11/15/11 ..........      48,802

PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              Donaldson Lufkin Jenrette,
$   100,000    7.07%, 12/19/02 ........... $   104,129
              EOP Operating LP,
     45,000    7.75%, 11/15/07 ...........      47,812
              First Union Corp.,
    100,000    7.50%, 7/15/06 ............     107,563
              FleetBoston Corp.,
     65,000    7.375%, 12/1/09 ...........      69,311
              FleetBoston Financial Corp.,
    225,000    7.25%, 9/15/05 ............     242,658
              Ford Motor Credit Co.:
    100,000    7.60%, 8/1/05 .............     102,650
     50,000    6.875%, 2/1/06 ............      50,072
    200,000    7.375%, 10/28/09 ..........     196,983
    100,000    7.375%, 2/1/11 ............      98,285
              General Electric Capital Corp.:
    100,000    6.75%, 9/11/03 ............     105,424
     50,000    7.50%, 5/15/05 ............      54,711
    500,000    8.125%, 4/1/08 ............     552,325
     50,000    6.875%, 11/15/10 ..........      53,448
              General Motors Acceptance Corp.:
    250,000    6.85%, 6/17/04 ............     260,751
    200,000    7.50%, 7/15/05 ............     210,254
    100,000    6.75%, 1/15/06 ............     101,647
    225,000    7.25%, 3/2/11 .............     225,923
     75,000    8.00%, 11/1/31 ............      76,334
              Goldman Sachs Group, Inc.:
    100,000    7.625%, 8/17/05 ...........     108,214
     15,000    6.65%, 5/15/09 ............      15,295
     50,000    7.35%, 10/1/09 ............      52,700
     50,000    6.875%, 1/15/11 ...........      51,209
              Hartford Financial Services Group,
     50,000    7.75%, 6/15/05 ............      53,594
              Heller Financial, Inc.:
     30,000    6.00%, 3/19/04 ............      31,518
     75,000    6.375%, 3/15/06 ...........      79,251
              Household Finance Co.,
     50,000    6.375%, 10/15/11 ..........      48,376
              Household Finance Corp.:
     50,000    6.50%, 1/24/06 ............      51,247
    150,000    8.00%, 7/15/10 ............     161,473
     25,000    6.75%, 5/15/11 ............      24,859
              John Hancock  Financial Services,
     25,000    5.625%, 12/1/08 ...........      24,651
              JP Morgan & Co., Inc.,
    100,000    6.00%, 1/15/09 ............      99,601
              JP Morgan Chase & Co.,
    100,000    6.75%, 2/1/11 .............     102,368
              KeyCorp,
    100,000    7.50%, 6/15/06 ............     106,374



See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              KFW International Finance,
$    75,000    5.25%, 6/28/06 ............ $    76,112
              Lehman Brothers Holdings, Inc.:
     10,000    7.00%, 5/15/03 ............      10,402
    100,000    6.625%, 4/1/04 ............     105,570
     50,000    7.75%, 1/15/05 ............      53,616
     50,000    6.25%, 5/15/06 ............      51,219
     50,000    8.25%, 6/15/07 ............      55,077
     50,000    7.00%, 2/1/08 .............      51,934
    150,000    7.875%, 11/1/09 ...........     161,994
              Lion Connecticut Holdings, Inc.,
     50,000    7.125%, 8/15/06 ...........      53,155
              MBIA, Inc.,
    125,000    9.375%, 2/15/11 ...........     147,246
              Merrill Lynch & Co.,
    300,000    6.64%, 9/19/02 ............     308,408
              Metlife, Inc.,
     25,000    6.125%, 12/1/11 ...........      24,778
              Morgan Stanley Dean Witter:
    250,000    7.75%, 6/15/05 ............     273,044
    150,000    6.10%, 4/15/06 ............     154,577
              NationsBank Corp.,
    100,000    6.50%, 3/15/06 ............     103,805
              Norwest Corp.,
    200,000    6.75%, 6/15/07 ............     211,109
              Pemex Project Funding Master Trust,
    150,000    9.125%, 10/13/10 ..........     159,000
              Pitney Bowes CRD,
    100,000    8.55%, 9/15/09 ............     113,464
              PNC Funding Corp.,
    300,000    6.875%, 7/15/07 ...........     316,947
              Prologis Trust,
     10,000    7.10%, 4/15/08 ............      10,176
              Sanwa Bank Ltd.,
     10,000    7.40%, 6/15/11 ............       9,328
              Spieker Properties LP,
     10,000    6.80%, 5/1/04 .............      10,432
              St. Paul Cos., Inc.,
     50,000    7.875%, 4/15/05 ...........      53,613
              Toyota Motor Credit Corp.:
     25,000    5.65%, 1/15/07 ............      25,230
     30,000    5.50%, 12/15/08 ...........      29,642
              Unumprovident Corp.,
     25,000    7.625%, 3/1/11 ............      25,960
              US Bancorp,
    110,000    8.125%, 5/15/02 ...........     112,295
              Verizon Global Funding Corp.:
     50,000    6.75%, 12/1/05 ............      52,722
    150,000    7.25%, 12/1/10 ............     160,672
     50,000    7.75%, 12/1/30 ............      55,650

PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              Wells Fargo Bank NA:
$   200,000    7.55%, 6/21/10 ............ $   218,918
     75,000    6.45%, 2/1/11 .............      76,579
              Wells Fargo Co.,
    100,000    7.25%, 8/24/05 ............     108,048
                                           -----------
                                            11,200,372
                                           -----------
              INDUSTRIALS--10.97%
              Abbott Laboratories,
     50,000    5.125%, 7/1/04 ............      51,496
              Aetna, Inc.,
     25,000    7.375%, 3/1/06 ............      25,066
              Ahold Finance USA, Inc.:
     10,000    6.25%, 5/1/09 .............       9,906
     50,000    8.25%, 7/15/10 ............      55,761
              Albertson's, Inc.:
     50,000    7.50%, 2/15/11 ............      53,597
     25,000    7.25%, 5/1/13 .............      26,337
              Alcoa, Inc.:
    100,000    7.25%, 8/1/05 .............     108,863
    100,000    7.375%, 8/1/10 ............     108,887
     25,000    6.00%, 1/15/12 ............      24,819
              Amerada Hess Corp.,
     25,000    7.875%, 10/1/29 ...........      26,883
              American Home Products,
    100,000    6.25%, 3/15/06 ............     103,545
              Amoco Co.,
    250,000    6.50%, 8/1/07 .............     263,681
              AOL Time Warner, Inc.,
     50,000    6.125%, 4/15/06 ...........      51,072
              Archer Daniels Midland,
     25,000    6.75%, 12/15/27 ...........      24,934
              AT&T Corp.:
    100,000    6.00%, 3/15/09 ............      94,824
     35,000    6.50%, 3/15/29 ............      30,159
              AT&T Wireless Services, Inc.:
     25,000    7.35%, 3/1/06 .............      26,446
    100,000    7.875%, 3/1/11 ............     106,901
              Bellsouth Capital Funding,
    200,000    7.75%, 2/15/10 ............     218,856
              Campbell Soup Co.,
    250,000    4.75%, 10/1/03 ............     254,945
              Caterpillar, Inc.,
     50,000    9.00%, 4/15/06 ............      57,475
              Chesapeake & Potomac Telephone,
    200,000    7.125%, 1/15/02 ...........     200,300
              Chevron Corp.,
    100,000    6.625%, 10/1/04 ...........     106,411
              Cingular Wireless,
     75,000    6.50%, 12/15/11 ...........      75,987



See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              Clear Channel Communications:
$    50,000    7.25%, 9/15/03 ............ $    51,709
     50,000    7.65%, 9/15/10 ............      51,648
              CMS Panhandle Holding Co.,
     50,000    6.50%, 7/15/09 ............      47,082
              Coastal Corp.,
    155,000    7.75%, 6/15/10 ............     157,896
              Coca-Cola Co.,
     25,000    5.75%, 3/15/11 ............      24,720
              Coca-Cola Enterprises,
    500,000    8.50%, 2/1/22 .............     600,645
              Comcast Cable Communications:
    100,000    6.20%, 11/15/08 ...........      98,565
     60,000    6.875%, 6/15/09 ...........      60,651
              Compaq Computers,
    100,000    7.65%, 8/1/05 .............     103,064
              Conagra, Inc.:
     25,000    7.50%, 9/15/05 ............      26,986
    100,000    7.125%, 10/1/26 ...........     106,785
              Corning, Inc.,
    100,000    6.85%, 3/1/29 .............      74,583
              Cox Communications, Inc.:
     10,000    6.15%, 8/1/03 .............      10,262
     50,000    7.875%, 8/15/09 ...........      53,680
              Dayton Hudson Corp.,
    200,000    9.75%, 7/1/02 .............     207,592
              Delphi Auto Systems Corp.:
      5,000    6.125%, 5/1/04 ............       5,089
     50,000    6.55%, 6/15/06 ............      50,058
      5,000    7.125%, 5/1/29 ............       4,507
              Duke Capital Corp.,
    150,000    7.50%, 10/1/09 ............     158,974
              E.I. duPont de Nemours:
    350,000    8.125%, 3/15/04 ...........     383,674
    150,000    6.875%, 10/15/09 ..........     161,521
              Electronic Data Systems,
     55,000    7.125%, 10/15/09 ..........      57,992
              Federal Express Corp.,
     50,000    9.65%, 6/15/12 ............      58,501
              Federated Department Stores,
    300,000    7.45%, 7/15/17 ............     306,161
              Ford Motor Co.:
    200,000    8.875%, 1/15/22 ...........     212,254
    100,000    6.625%, 10/1/28 ...........      82,946
              General Motors,
    200,000    8.80%, 3/1/21 .............     217,126
              Georgia-Pacific Corp.,
     50,000    7.50%, 5/15/06 ............      49,741
              Goodyear Tire & Rubber,
     50,000    8.50%, 3/15/07 ............      50,298

  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              GTE California, Inc.,
$    75,000    5.50%, 1/15/09 ............ $    72,310
              GTE North, Inc.,
    100,000    5.65%, 11/15/08 ...........      98,114
              GTE South, Inc.,
    200,000    7.25%, 8/1/02 .............     205,071
              Hanson Overseas BV,
    150,000    6.75%, 9/15/05 ............     155,278
              Heinz (H.J.) Co.,
     25,000    6.625%, 7/15/11 ...........      25,648
              Honeywell International,
     50,000    6.875%, 10/3/05 ...........      52,816
              IBM Corp.,
    100,000    6.50%, 1/15/28 ............      99,166
              ICI Wilmington,
     55,000    6.95%, 9/15/04 ............      55,926
              International Flavors & Fragrance,
     10,000    6.45%, 5/15/06 ............      10,113
              International Paper Co.:
     50,000    8.00%, 7/8/03 .............      52,698
     40,000    6.75%, 9/1/11 .............      40,448
              John Deere Capital Corp.,
     35,000    6.00%, 2/15/09 ............      34,177
              Kellogg Co.:
    200,000    6.00%, 4/1/06 .............     204,801
     50,000    6.60%, 4/1/11 .............      51,387
              Kinder Morgan, Inc.:
     50,000    6.65%, 3/1/05 .............      51,704
     60,000    6.75%, 3/15/11 ............      59,993
              Kraft Foods, Inc.,
     50,000    5.625%, 11/1/11 ...........      48,491
              Kroger Co.:
     50,000    7.80%, 8/15/07 ............      54,690
     50,000    7.50%, 4/1/31 .............      52,483
              Lockheed Martin Corp.,
    240,000    7.25%, 5/15/06 ............     257,635
              Masco Corp.,
     25,000    6.00%, 5/3/04 .............      25,823
              McDonalds Corp.,
    300,000    8.875%, 4/1/11 ............     361,398
              Merck & Co., Inc.,
    500,000    6.40%, 3/1/28 .............     497,324
              Motorola, Inc.:
    200,000    7.60%, 1/1/07 .............     198,675
     50,000    7.625%, 11/15/10 ..........      49,241
              Nabisco, Inc.,
     75,000    6.375%, 2/1/05 ............      76,211
              Nippon Telegraph & Telephone,
     10,000    6.00%, 3/25/08 ............      10,216
              Nisorce Finance Corp.,
     25,000    7.625%, 11/15/05 ..........      26,125



See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              Norfolk Southern Corp.,
$   100,000    6.95%, 5/1/02 ............. $   101,437
              Northwest Airlines NWAC,
     24,571    8.072%, 10/1/19 ...........      25,182
              Philip Morris,
     50,000    6.375%, 2/1/06 ............      51,290
              Phillips Petroleum Co.,
     50,000    8.75%, 5/25/10 ............      58,197
              Potash Corp. Saskatchewan,
    300,000    7.125%, 6/15/07 ...........     312,401
              Procter & Gamble Co.,
    250,000    5.25%, 9/15/03 ............     257,757
              Qwest Capital Funding, Inc.,
     50,000    7.25%, 2/15/11 ............      48,724
              Raytheon Co.,
    100,000    7.90%, 3/1/03 .............     103,982
              Republic Services, Inc.,
     10,000    7.125%, 5/15/09 ...........      10,273
              Royal KPN NV,
     50,000    8.375%, 10/1/30 ...........      49,736
              Safeway, Inc.:
     30,000    6.05%, 11/15/03 ...........      31,124
     90,000    6.50%, 11/15/08 ...........      92,502
     80,000    6.50%, 3/1/11 .............      81,571
              SBC Communications, Inc.,
     50,000    6.25%, 3/15/11 ............      51,062
              Sears, Roebuck & Co.,
    300,000    8.30%, 10/26/04 ...........     325,103
              Sonat, Inc.,
     50,000    7.625%, 7/15/11 ...........      50,751
              Sony Corp.,
    100,000    6.125%, 3/4/03 ............     103,259
              Southern Natural Gas Co.,
     50,000    7.35%, 2/15/31 ............      47,323
              Southwest Airlines Co.,
    500,000    8.00%, 3/1/05 .............     524,092
              Southwestern Bell,
    200,000    7.625%, 3/1/23 ............     207,567
              Sprint Capital Corp.,
    120,000    6.875%, 11/15/28 ..........     110,284
              TCI Communication,
    100,000    7.125%, 2/15/28 ...........      94,963
              Texaco Capital, Inc.,
    100,000    8.50%, 2/15/03 ............     106,524
              Time Warner Entertainment,
    100,000    7.25%, 9/1/08 .............     105,569
              Time Warner Inc.:
     30,000    6.95%, 1/15/28 ............      29,342
    100,000    6.625%, 5/15/29 ...........      93,501

PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              Tosco Corp.,
$    50,000    7.625%, 5/15/06 ........... $    54,118
              Transcount Gas Pipe Corp.,
     10,000    7.00%, 8/15/11 ............       9,760
              Tyco International Group SA:
     75,000    6.375%, 2/15/06 ...........      76,600
     50,000    6.75%, 2/15/11 ............      50,201
              Unilever Capital Corp.:
     50,000    6.875%, 11/1/05 ...........      53,352
     50,000    7.125%, 11/1/10 ...........      54,047
              Union Pacific Corp.:
     80,000    6.40%, 2/1/06 .............      82,319
     16,000    6.79%, 11/9/07 ............      16,517
     50,000    6.65%, 1/15/11 ............      50,897
     60,000    7.50%, 10/15/26 ...........      60,044
              United Technologies Corp.:
     50,000    7.00%, 9/15/06 ............      53,565
     50,000    7.125%, 11/15/10 ..........      53,534
              US West Communications,
    500,000    6.875%, 9/15/33 ...........     419,537
              Verizon Wireless, Inc.,
     25,000    5.375%, 12/15/06 ..........      24,885
              Viacom, Inc.:
     30,000    6.875%, 9/1/03 ............      31,501
     30,000    7.75%, 6/1/05 .............      32,348
    200,000    7.70%, 7/30/10 ............     217,044
              Vodafone Group PLC:
     50,000    7.625%, 2/15/05 ...........      53,859
     50,000    7.75%, 2/15/10 ............      54,915
              Wal Mart Stores, Inc.:
    300,000    6.50%, 6/1/03 .............     313,854
     90,000    6.875%, 8/10/09 ...........      97,261
              Walt Disney Co.,
    100,000    6.75%, 3/30/06 ............     104,083
              Williams Cos., Inc.:
     50,000    6.50%, 8/1/06 .............      49,869
    100,000    6.50%, 12/1/08 ............      95,972
     75,000    7.125%, 9/1/11 ............      73,652
              WorldCom, Inc.:
     75,000    6.50%, 5/15/04 ............      77,062
    150,000    6.40%, 8/15/05 ............     151,567
    150,000    7.50%, 5/15/11 ............     154,301
    150,000    8.25%, 5/15/31 ............     158,558
                                           -----------
                                            14,308,561
                                           -----------



See Notes to Financial Statements.
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              UTILITIES--2.10%
              American Electric Power,
$    45,000    6.125%, 5/15/06 ........... $    44,546
              Arizona Public Service,
    100,000    7.625%, 8/1/05 ............     106,148
              Burlington Resources, Inc.,
     50,000    7.375%, 3/1/29 ............      48,778
              Columbia Energy Group,
     25,000    7.62%, 11/28/25 ...........      23,440
              Conoco, Inc.,
    140,000    6.35%, 4/15/09 ............     142,351
              Consolidated Natural Gas Co.,
    200,000    6.625%, 12/1/08 ...........     204,482
              Dominion Resources, Inc.:
    100,000    6.00%, 1/31/03 ............     102,431
     75,000    7.625%, 7/15/05 ...........      79,962
     90,000    8.125%, 6/15/10 ...........      99,166
              Dominion Virginia Power,
     25,000    5.75%, 3/31/06 ............      25,253
              DTE Energy Company,
     40,000    6.45%, 6/1/06 .............      41,055
              Duke Energy Field Services,
    100,000    7.50%, 8/16/05 ............     104,513
              El Paso Energy Corp.,
     75,000    6.75%, 5/15/09 ............      73,388
              Exelon Corp.,
     50,000    6.75%, 5/1/11 .............      50,676
              KeySpan Corp.:
     50,000    6.15%, 6/1/06 .............      51,172
     50,000    8.00%, 11/15/30 ...........      56,026
              National Rural Utilities
              Cooperative Finance Corp.,
    100,000    5.75%, 11/1/08 ............      97,885
              Niagara Mohawk Power Corp.:
     85,000    7.75%, 5/15/06 ............      91,023
     50,000    7.75%, 10/1/08 ............      53,453
              Potomac Electric Power,
    100,000    6.25%, 10/15/07 ...........     103,745
              PP&L Capital Funding, Inc.,
     25,000    8.375%, 6/15/07 ...........      27,099
              Progress Energy, Inc.:
     50,000    6.75%, 3/1/06 .............      51,917
     90,000    7.10%, 3/1/11 .............      93,537
              Public Service Co. of Colorado,
    100,000    6.00%, 4/15/03 ............     102,814
              South Carolina Electric & Gas,
     70,000    7.50%, 6/15/05 ............      74,914
              TXU Corp.,
    100,000    6.375%, 6/15/06 ...........     100,723
              Virginia Electric and Power Co.,
    100,000    7.625%, 7/1/07 ............     108,578

  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              Wisconsin Electric Power Co.,
$   500,000    7.25%, 8/1/04 ............. $   529,922
              Wisconsin Energy Corp.,
     50,000    6.50%, 4/1/11 .............      50,143
                                           -----------
                                             2,739,140
                                           -----------
TOTAL CORPORATE OBLIGATIONS-NON-CONVERTIBLE
   (Cost $27,558,688) ....................  28,248,073
                                           -----------

              ASSET-BACKED SECURITIES--1.49%
              American Express Credit Account
               Master Trust,
     50,000    5.95%, 12/15/06 ...........      52,258
              Chase Credit Card Master Trust,
    100,000    6.66%, 1/15/07 ............     106,148
              Chemical Master Credit Card
               Trust I,
    200,000    7.09%, 2/15/09 ............     215,830
              Citibank Credit Card Master
               Trust I,
    250,000    6.65%, 11/15/06 ...........     265,335
              Detroit Edison Securitization
               Funding LLC,
    100,000    5.875%, 3/1/10 ............     102,873
              First Union National Bank
               Commercial Mortgage,
    139,632    7.184%, 9/15/08 ...........     148,190
              Fleet Credit Card Master Trust II,
     40,000    6.90%, 4/16/07 ............      42,707
              MBNA Master Credit Card Trust:
    100,000    6.40%, 1/18/05 ............     102,542
    150,000    6.60%, 4/16/07 ............     159,014
     50,000    5.90%, 8/15/11 ............      50,721
    200,000    7.00%, 2/15/12 ............     215,196
              Peco Energy Transition Trust:
     50,000    6.05%, 3/1/09 .............      51,799
     50,000    6.13%, 3/1/09 .............      51,653
              Prime Credit Card Master Trust,
    100,000    6.70%, 10/15/09 ...........     105,671
              West Penn Funding LLC
               Transition Bonds,
    250,000    6.98%, 12/26/08 ...........     269,981

TOTAL ASSET-BACKED SECURITIES
   (Cost $1,833,184) .....................   1,939,918
                                           -----------

              FOREIGN DEBT--4.83%
              FINANCE--1.73%
              Abbey National, PLC,
     50,000    6.69%, 10/17/05 ...........      52,396
              ABN Amro Bank,
    540,000    7.125%, 6/18/07 ...........     576,137
              Asian Development Bank,
    100,000    6.50%, 10/21/02 ...........     102,934



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       18
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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              AXA,
$    50,000    8.60%, 12/15/30 ........... $    55,867
              Barclays Bank PLC,
     60,000    7.40%, 12/15/09 ...........      65,083
              BSCH Issuance Ltd.,
     50,000    7.625%, 9/14/10 ...........      52,713
              Deutsche Ausgleichsbank,
     25,000    6.50%, 9/15/04 ............      26,357
              Deutsche Telekom International
              Finance:
    200,000    7.75%, 6/15/05 ............     216,567
    150,000    8.00%, 6/15/10 ............     164,158
              Dresdner Bank-- New York,
     40,000    6.625%, 9/15/05 ...........      42,190
              HSBC Holding PLC,
    150,000    7.50%, 7/15/09 ............     162,165
              Inter-American Development Bank:
     50,000    6.125%, 10/4/02 ...........      51,482
    100,000    7.00%, 6/16/03 ............     105,981
    100,000    6.50%, 10/20/04 ...........     106,817
    300,000    6.625%, 3/7/07 ............     322,971
              Korea Development Bank,
     75,000    7.125%, 4/22/04 ...........      79,325
              National Westminster Bank,
     50,000    7.375%, 10/1/09 ...........      54,106
              Santander Financial Issuances,
     20,000    7.00%, 4/1/06 .............      20,803
                                           -----------
                                             2,258,052
                                           -----------
              FOREIGN GOVERNMENT--2.14%
              Canada:
     50,000    6.375%, 11/30/04 ..........      53,715
    100,000    5.25%, 11/5/08 ............     100,403
              Hydro-Quebec,
    100,000    8.40%, 1/15/22 ............     119,564
              Kingdom of Spain,
     75,000    7.00%, 7/19/05 ............      80,875
              Kingdom of Sweden,
    220,000    12.00%, 2/1/10 ............     307,251
              Malaysia,
     10,000    8.75%, 6/1/09 .............      11,204
              Province of Manitoba,
    200,000    5.50%, 10/1/08 ............     203,608
              Province of Ontario,
    100,000    7.375%, 1/27/03 ...........     104,164
              Province of Quebec:
    200,000    7.00%, 1/30/07 ............     215,141
     50,000    5.75%, 2/15/09 ............      49,991
    500,000    7.125%, 2/9/24 ............     531,947

  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              Republic of Chile,
$    10,000    6.875%, 4/28/09 ........... $    10,127
              Republic of Finland:
     50,000    7.875%, 7/28/04 ...........      55,058
    200,000    5.875%, 2/27/06 ...........     208,534
              Republic of Italy,
    200,000    6.00%, 2/22/11 ............     203,044
              Republic of Korea,
     50,000    8.875%, 4/15/08 ...........      57,770
              United Mexican States:
     25,000    8.50%, 2/1/06 .............      26,813
    100,000    9.875%, 1/15/07 ...........     113,250
     40,000    8.625%, 3/12/08 ...........      42,900
    190,000    9.875%, 2/1/10 ............     212,325
     50,000    8.375%, 1/14/11 ...........      51,875
              Westdeutsche Landesbank New York,
     40,000    6.05%, 1/15/09 ............      40,622
                                           -----------
                                             2,800,181
                                           -----------
              INDUSTRIALS--0.96%
              Alberta Energy Co. Ltd.,
     10,000    7.65%, 9/15/10 ............      10,697
              Amoco Canada,
    100,000    7.25%, 12/1/02 ............     104,351
              Apache Finance Canada Corp.,
     25,000    7.75%, 12/15/29 ...........      27,435
              British Telecom PLC:
     50,000    7.625%, 12/15/05 ..........      53,560
     50,000    8.125%, 12/15/10 ..........      55,345
     70,000    8.625%, 12/15/30 ..........      80,639
              Corp. Andina De Fomento,
     10,000    7.75%, 3/1/04 .............      10,635
              DaimlerChrysler NA Holdings:
    150,000    7.20%, 9/1/09 .............     149,918
    150,000    8.00%, 6/15/10 ............     157,249
              France Telecom:
     75,000    7.20%, 3/1/06 .............      79,642
     75,000    7.75%, 3/1/11 .............      80,333
     75,000    8.50%, 3/1/31 .............      85,621
              Repsol Intl Finance,
    100,000    7.45%, 7/15/05 ............     105,269
              Telefonica Europe BV:
     40,000    7.35%, 9/15/05 ............      42,270
    125,000    7.75%, 9/15/10 ............     132,795
              TYCO International Group SA,
     70,000    5.875%, 11/1/04 ...........      71,605
                                           -----------
                                             1,247,364
                                           -----------
TOTAL FOREIGN DEBT
   (Cost $5,951,197) .....................   6,305,597
                                           -----------


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       19
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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



  PRINCIPAL
     AMOUNT   SECURITY                           VALUE


              MEDIUM-TERM NOTES--2.66%
              FNMA:
$ 1,000,000    6.625%, 1/15/02 ........... $ 1,001,616
    250,000    6.25%, 11/15/02 ...........     258,652
    500,000    6.50%, 8/15/04 ............     534,919
    300,000    6.94%, 3/19/07 ............     303,355
    500,000    6.96%, 4/2/07 .............     544,884
    550,000    7.25%, 1/15/10 ............     606,805
     50,000    7.125%, 1/15/30 ...........      55,608
    150,000    7.25%, 5/15/30 ............     169,383
                                           -----------

TOTAL MEDIUM-TERM NOTES
   (Cost $3,340,651) .....................   3,475,222
                                           -----------

              MORTGAGE-BACKED SECURITIES--1.29%
              Bear Stearns Commercial
               Mortgage Securities:
    468,236    7.11%, 9/15/09 ............     496,603
    150,000    7.78%, 2/15/10 ............     164,735
              Credit Suisse First Boston
               Securities Corp.,
    250,000    6.238%, 11/15/09 ..........     255,793
              First Union Lehman Brothers--
               Bank of America,
    100,000    6.56%, 11/18/08 ...........     104,095
              LB Commercial Conduit
               Mortgage Trust:
    150,000    6.78%, 4/15/09 ............     156,955
    139,906    7.105%, 10/15/32 ..........     148,469
              LB UBS Commercial Mortgage Trust,
    100,000    6.653%, 11/15/27 ..........     103,250
              Morgan Stanley Capital I:
    148,364    6.34%, 11/15/07 ...........     154,489
    100,000    7.11%, 7/15/09 ............     106,021

TOTAL MORTGAGE-BACKED SECURITIES
   (Cost $1,602,207) .....................   1,690,410
                                           -----------

PRINCIPAL
     AMOUNT   SECURITY                           VALUE


              US GOVERNMENT & AGENCY
              OBLIGATIONS--45.08%
              FANNIE MAE--0.63%
              FNCI,
$   793,873    7.00%, 10/1/15 ............ $   822,275
                                           -----------
              FANNIE MAE CONVENTIONAL LOAN--7.54%
              FNCL:
    171,868    8.00%, 12/1/21 ............     183,066
    164,191    7.50%, 1/1/24 .............     171,420
     71,191    8.50%, 12/1/25 ............      76,906
    198,648    8.00%, 7/1/27 .............     209,494
    330,947    7.50%, 4/1/28 .............     343,656
     45,052    6.50%, 7/1/28 .............      45,278
    673,414    6.50%, 8/1/28 .............     676,793
    774,350    6.00%, 9/1/28 .............     762,641
     38,022    6.50%, 10/1/28 ............      38,213
    713,583    6.50%, 10/1/28 ............     717,164
    817,617    6.00%, 2/1/29 .............     805,308
    885,643    6.50%, 2/1/29 .............     890,087
  1,646,816    6.00%, 7/1/29 .............   1,622,023
    302,195    6.50%, 7/1/29 .............     303,517
  1,648,900    6.50%, 7/1/29 .............   1,656,117
  1,332,457    6.50%, 8/1/29 .............   1,338,288
                                           -----------
                                             9,839,971
                                           -----------
              FEDERAL GOVERNMENT LOAN MORTGAGE CORPORATION--1.58%
              FGLMC:
    193,648    7.50%, 5/1/24 .............     201,805
    692,161    7.00%, 12/1/24 ............     711,042
    273,416    7.00%, 12/1/26 ............     279,776
    189,182    7.50%, 5/1/27 .............     196,627
     94,593    7.00%, 6/1/27 .............      96,737
     44,117    7.50%, 6/1/27 .............      45,768
     73,528    7.50%, 7/1/27 .............      76,280
    445,458    7.50%, 10/1/30 ............     459,351
                                           -----------
                                             2,067,386
                                           -----------




See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       20
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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



  PRINCIPAL
     AMOUNT   SECURITY                           VALUE


              FEDERAL HOME LOAN BANK--0.79%
              FHLB,
$ 1,000,000    5.125%, 9/15/03 ........... $ 1,033,938
                                           -----------
              FEDERAL HOME LOAN MORTGAGE CORPORATION--7.72%
              FHLMC:
    450,000    6.25%, 10/15/02 ...........     464,243
    250,000    6.25%, 7/15/04 ............     265,550
  2,500,000    4.50%, 8/15/04 ............   2,547,540
  2,000,000    6.875%, 1/15/05 ...........   2,163,082
  1,400,000    6.625%, 9/15/09 ...........   1,490,433
    281,361    5.50%, 11/1/13 ............     279,569
    722,398    6.50%, 12/1/14 ............     737,083
  1,000,000    6.50%, 11/1/23 ............     996,875
  1,000,000    6.50%, 11/1/23 ............   1,000,938
    125,000    6.75%, 9/15/29 ............     132,759
                                           -----------
                                            10,078,072
                                           -----------
              FEDERAL NATIONAL MORTGAGE
              ASSOCIATION--16.88%
              FNMA:
    100,000    5.375%, 3/15/02 ...........     100,658
  1,000,000    4.75%, 11/14/03 ...........   1,029,728
  1,600,000    4.375%, 10/15/06 ..........   1,566,544
  2,000,000    6.50%, 11/1/07 ............   2,038,124
  1,000,000    6.00%, 4/1/08 .............     998,750
    500,000    5.25%, 1/15/09 ............     494,985
    839,520    6.00%, 10/1/09 ............     855,757
    190,064    7.00%, 6/1/12 .............     197,417
     92,621    7.00%, 7/1/12 .............      96,204
  2,000,000    7.00%, 9/1/21 .............   2,037,500
  2,000,000    7.50%, 9/1/21 .............   2,059,376
  1,750,000    6.50%, 4/1/23 .............   1,750,000
  2,500,000    6.50%, 4/1/23 .............   2,489,845
    800,000    6.25%, 5/15/29 ............     797,834
              FNMA TBA:
  1,000,000    6.00%, 4/1/08 .............   1,001,875
  1,500,000    7.50%, 9/1/21 .............   1,547,343
  1,000,000    8.00%, 9/1/21 .............   1,046,562
  1,750,000    6.00%, 9/2/23 .............   1,702,969
    200,000    8.50%, 7/1/25 .............     212,000
                                           -----------
                                            22,023,471
                                           -----------

  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--8.76%
              GNMA:
$ 2,000,000    7.00%, 9/1/21 ............. $ 2,035,624
  3,000,000    7.00%, 9/1/21 .............   3,063,750
    398,844    8.00%, 7/15/22 ............     424,163
    161,602    9.00%, 1/15/23 ............     176,016
  1,000,000    6.50%, 6/25/23 ............     998,750
    886,675    6.50%, 11/15/23 ...........     897,225
    862,203    6.00%, 2/15/29 ............     847,169
    121,748    7.50%, 8/15/29 ............     126,273
    853,899    6.00%, 9/15/29 ............     839,010
    115,961    7.50%, 10/15/29 ...........     120,271
    410,949    7.50%, 11/15/29 ...........     426,223
    398,271    8.50%, 11/15/29 ...........     426,045
              GNMA TBA:
    500,000    8.00%, 8/1/21 .............     522,656
    500,000    8.00%, 6/25/23 ............     522,188
                                           -----------
                                            11,425,363
                                           -----------
              OTHER--1.18%
              Federal Farm Credit Bank,
  1,000,000    5.58%, 9/11/03 ............   1,034,655
              Tennessee Valley Authority,
    500,000    7.25%, 7/15/43 ............     508,410
                                           -----------
                                             1,543,065
                                           -----------
TOTAL US GOVERNMENT & AGENCY OBLIGATIONS
   (Cost $57,784,687) ....................  58,833,541
                                           -----------

              US TREASURY SECURITIES--21.22%
              US TREASURY BONDS--9.22%
              US Treasury Bonds:
  1,450,000    11.25%, 2/15/15 ...........   2,219,463
    350,000    9.25%, 2/15/16 ............     473,266
    500,000    9.125%, 5/15/18 ...........     681,543
    300,000    8.75%, 5/15/20 ............     402,000
    450,000    8.75%, 8/15/20 ............     603,879
  1,000,000    7.875%, 2/15/21 ...........   1,243,711
    600,000    8.00%, 11/15/21 ...........     759,258
    565,000    7.25%, 8/15/22 ............     664,934
    665,000    7.625%, 11/15/22 ..........     813,949
    700,000    6.25%, 8/15/23 ............     741,016
    800,000    7.50%, 11/15/24 ...........     974,875
  1,445,000    6.875%, 8/15/25 ...........   1,648,655
    300,000    6.00%, 2/15/26 ............     309,188
    500,000    5.375%, 2/15/31 ...........     492,969
                                           -----------
                                            12,028,706
                                           -----------



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       21
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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              US TREASURY NOTES--12.00%
              US Treasury Notes:
$ 1,000,000    5.50%, 5/31/03 ............ $ 1,042,109
  3,100,000    5.75%, 8/15/03 ............   3,247,613
  4,975,000    5.75%, 11/15/05 ...........   5,255,814
  1,200,000    7.00%, 7/15/06 ............   1,329,563
  1,000,000    6.125%, 8/15/07 ...........   1,075,938
    900,000    5.625%, 5/15/08 ...........     943,383
    400,000    4.75%, 11/15/08 ...........     398,437
  1,320,000    5.00%, 2/15/11 ............   1,315,978
  1,050,000    5.00%, 8/15/11 ............   1,047,375
                                           -----------
                                            15,656,210
                                           -----------
TOTAL US TREASURY SECURITIES
   (Cost $27,236,301) ....................  27,684,916
                                           -----------
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS
   (Cost $125,306,915) ................... 128,177,677
                                           -----------


     SHARES   SECURITY                           VALUE


              INVESTMENTS IN AFFILIATED
              INVESTMENT COMPANIES
              SHORT-TERM INSTRUMENTS--18.19%
 23,730,946   Cash Management Fund
               Institutional ............. $ 23,730,946
                                           ------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $23,730,946) ....................   23,730,946
TOTAL INVESTMENTS
   (Cost $149,037,861) 1 ........  116.41% $151,908,623
LIABILITIES IN EXCESS OF
   OTHER ASSETS .................  (16.41)  (21,415,450)
                                   ------  ------------
NET ASSETS ......................  100.00% $130,493,173
                                   ======  ============

--------------------------------------------------------------------------------
1 Aggregate cost for federal tax purposes is $149,052,683.
Abbreviations
TBA--To Be Announced.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       22
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--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES




                                                                                               DECEMBER 31, 2001
ASSETS
   Investments in unaffiliated issuers, at value (cost $125,306,915) .............................  $ 128,177,677
   Investments in affiliated investment companies, at value (cost $23,730,946) ...................     23,730,946
                                                                                                    -------------
Total investments, at value ......................................................................    151,908,623
   Receivable for securities sold ................................................................     11,456,210
   Dividend and interest receivable ..............................................................      1,673,940
   Prepaid expenses and other ....................................................................            947
                                                                                                    -------------
Total assets .....................................................................................    165,039,720
                                                                                                    -------------
LIABILITIES
   Payable for securities purchased ..............................................................     34,514,072
   Due to advisor ................................................................................          7,405
   Accrued expenses and other ....................................................................         25,070
                                                                                                    -------------
Total liabilities ................................................................................     34,546,547
                                                                                                    -------------
NET ASSETS .......................................................................................  $ 130,493,173
                                                                                                    =============
COMPOSITION OF NET ASSETS
   Paid-in capital ...............................................................................  $ 127,622,411
   Net unrealized appreciation on investments ....................................................      2,870,762
                                                                                                    -------------
NET ASSETS .......................................................................................  $ 130,493,173
                                                                                                    =============



See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS



                                                                                              FOR THE YEAR ENDED
                                                                                               DECEMBER 31, 2001
INVESTMENT INCOME
   Dividends from affiliated investment companies ...................................................  $  838,360
   Interest .........................................................................................   6,460,822
                                                                                                       ----------
Total investment income .............................................................................   7,299,182
                                                                                                       ----------
EXPENSES
   Advisory fees ....................................................................................     157,117
   Administration and services fees .................................................................      62,869
   Professional fees ................................................................................      23,692
   Trustees fees ....................................................................................      10,796
   Miscellaneous ....................................................................................      41,499
                                                                                                       ----------
Total expenses ......................................................................................     295,973
Less: fee waivers and/or expense reimbursements .....................................................    (170,236)
                                                                                                       ----------
Net expenses ........................................................................................     125,737
                                                                                                       ----------
NET INVESTMENT INCOME ...............................................................................   7,173,445
                                                                                                       ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from investment transactions ...................................................   1,173,364
   Net change in unrealized appreciation/depreciation on investments ................................   1,446,486
                                                                                                       ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .....................................................   2,619,850
                                                                                                       ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..........................................................  $9,793,295
                                                                                                       ==========



See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS



                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                                  2001                     2000
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ...............................................  $  7,173,445              $  7,656,587
   Net realized gain from investment transactions ......................     1,173,364                 1,393,481
   Net change in unrealized appreciation/depreciation
     on investments ....................................................     1,446,486                 4,702,529
                                                                          ------------              ------------
Net increase in net assets from operations .............................     9,793,295                13,752,597
                                                                          ------------              ------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from capital invested ......................................    46,449,915                65,087,070
   Value of capital withdrawn ..........................................   (55,562,177)              (59,096,348)
                                                                          ------------              ------------
Net increase (decrease) in net assets from capital transactions
   in shares of beneficial interest ....................................    (9,112,262)                5,990,722
                                                                          ------------              ------------
TOTAL INCREASE IN NET ASSETS ...........................................       681,033                19,743,319
NET ASSETS
   Beginning of year ...................................................   129,812,140               110,068,821
                                                                          ------------              ------------
   End of year .........................................................  $130,493,173              $129,812,140
                                                                          ============              ============



See Notes to Financial Statements.
--------------------------------------------------------------------------------

US Bond Index Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                                                 FOR THE PERIOD
                                                                                                  JUNE 30, 1997 1
                                                                                                        THROUGH
                                                               FOR THE YEARS ENDED DECEMBER 31,    DECEMBER 31,
                                                   2001         2000         1999          1998            1997
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ........................   $130,493      $129,812    $110,069       $64,195         $30,858
   Ratios to average net assets:
     Net investment income .................       5.70%         6.34%       5.82%         6.02%           6.31% 2
     Expenses after waivers
        and/or reimbursements ..............       0.10%         0.10%       0.10%         0.10%           0.10% 2
     Expenses before waivers
        and/or reimbursements ..............       0.24%         0.28%       0.22%         0.29%           0.28% 2
   Portfolio turnover rate .................        232%          221%        224%           82%             79%
------------------------------------------------------------------------------------------------------------------

1 Commencement of operations.
2 Annualized.



See Notes to Financial Statements.


--------------------------------------------------------------------------------

US Bond Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The US Bond Index Portfolio (the 'Portfolio'), a series of BT Investment Portfolios, is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. BT Investment Portfolios is organized as a business trust under the laws of the state of New York.

Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the Portfolio's Prospectus and Statement of Additional Information.

B. VALUATION OF SECURITIES
The Portfolio values its investments at market value.

When valuing fixed income securities, the Portfolio uses the last bid price prior to the calculation of the Portfolio's net asset value. If a current bid price is not available, the Portfolio uses the mean between the latest quoted bid and asked prices. When valuing short-term securities that mature within sixty days, the Portfolio uses amortized cost.

When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Portfolio determines a fair value in good faith under procedures established by and under the general supervision of the Board of Trustees. The Portfolio may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Portfolio values its investments. After consideration of various factors, the Portfolio may value the securities at their last reported price or at fair value. On December 31, 2001, there were no fair valued securities.

C. SECURITIES TRANSACTION AND INVESTMENT INCOME
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities to its investors in proportion to their investment in the Portfolio.

D. FEDERAL INCOME TAXES
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

E. DELAYED DELIVERY TRANSACTIONS
The Portfolio may buy or sell securities in transactions that call for payment and delivery beyond the customary settlement period (TBAs). Positions resulting from these 'when-issued' or delayed delivery transactions are valued as described under 'Valuation of Securities'.

F. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTION
        WITH AFFILIATES
Deutsche Asset Management, Inc. ('DeAM' Inc.), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. The Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%. These fees are not charged on assets invested in affiliated Money Market funds. Prior to April 30, 2001, Bankers Trust Company served as the investment advisor to the Portfolio under the same fee structure.





--------------------------------------------------------------------------------

US Bond Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Administrator. The Portfolio pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at an annual rate of 0.05%. Prior to July 1, 2001, Bankers Trust served as the administrator to the Portfolio under the same fee structure.

The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of the Fund through April 30, 2003, to the extent necessary, to limit all expenses to 0.15% of the average daily net assets of the Fund, including expenses of the Portfolio.

The Portfolio may invest in Cash Management Fund Institutional, an open-end management investment company managed by DeAM, Inc.

Certain officers and directors of the Portfolio are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Portfolio for serving in these capacities.

NOTE 3--PURCHASE AND SALE OF
        INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than US Government and short-term obligations, for the year ended December 31, 2001, were $288,154,234 and $285,712,577, respectively.

At December 31, 2001, the gross unrealized appreciation from investments for those securities having an excess of value over cost and gross unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was $3,484,816 and $628,876, respectively.

NOTE 4--LINE OF CREDIT
The Portfolio participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee is apportioned among the participants based on their relative net assets. The Portfolio did not borrow during the period.




--------------------------------------------------------------------------------

US Bond Index Portfolio
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of BT Investment Portfolios and US Bond Index Portfolio



In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of the US Bond Index Portfolio (hereafter referred to as the 'Portfolio') at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Baltimore, Maryland
February 1, 2002


--------------------------------------------------------------------------------

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
FUND TRUSTEES AND OFFICERS


                                                                                              NUMBER OF FUNDS
NAME, BIRTH DATE AND                                                                          IN THE FUND
POSITION WITH THE TRUST AND       BUSINESS EXPERIENCE AND                                     COMPLEX OVERSEEN
THE PORTFOLIO TRUST 1             DIRECTORSHIPS DURING THE PAST 5 YEARS                       BY TRUSTEE 2
---------------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES

---------------------------------------------------------------------------------------------------------------------------------

Charles P. Biggar                 Retired (since 1987); formerly Vice President,              27
October 13, 1930                  International Business Machines ('IBM') (1975 to 1978)
Trustee BT Investment             and President, National Services and the Field
Portfolios since 1993; BT         Engineering Divisions of IBM (1976 to 1987).
Advisor Funds since 1999.

---------------------------------------------------------------------------------------------------------------------------------

S. Leland Dill                    Trustee, Phoenix Zweig Series Trust (since September        27
March 28, 1930                    1989); Trustee, Phoenix Euclid Market Neutral Fund
Trustee BT Investment             (since May 1998); Retired (since 1986); formerly
Portfolios since 1993; BT         Partner, KPMG Peat Marwick (June 1956-June 1986);
Advisor Funds since 1986.         Director, Vintners International Company Inc. (June 1989
                                  to May 1992); Director, Coutts (USA) International
                                  (January 1992-March 2000); Director, Coutts Trust
                                  Holdings Ltd., Director, Coutts Group (March 1991 to
                                  March 1999); General Partner, Pemco (June 1979 to June
                                  1986).

---------------------------------------------------------------------------------------------------------------------------------

Martin J. Gruber                  Nomura Professor of Finance, Leonard N. Stern School of     27
July 15, 1937                     Business, New York University (since 1964); Trustee,
Trustee BT Investment             CREF (since 2000); Director, S.G. Cowen Mutual Funds
Portfolios since 1999; BT         (since 1985); Director, Japan Equity Fund, Inc. (since
Advisor Funds since 1992.         1992); Director, Thai Capital Fund, Inc. (since 2000);
                                  Director, Singapore Fund, Inc. (since 2000).

---------------------------------------------------------------------------------------------------------------------------------

Richard J. Herring                Jacob Safra Professor of International Banking and          27
February 18, 1946                 Professor, Finance Department, The Wharton School,
Trustee BT Investment             University of Pennsylvania (since 1972); Director,
Portfolios since 1999; BT         Lauder Institute of International Management Studies
Advisor Funds since 1995.         (since 2000); Co-Director, Wharton Financial
                                  Institutions Center (since 2000).

---------------------------------------------------------------------------------------------------------------------------------

Bruce E. Langton                  Formerly Assistant Treasurer of IBM Corporation (until      27
May 10, 1931                      1986); Trustee and Member, Investment Operations
Trustee BT Investment             Committee, Allmerica Financial Mutual Funds (1992 to
Portfolios since 1999; BT         2001); Member, Investment Committee, Unilever US Pension
Advisor Funds since 1995.         and Thrift Plans (1989 to 2001);3 Retired (since 1987);
                                  Director, TWA Pilots Directed Account Plan and 401(k)
                                  Plan (1988 to 2000).

---------------------------------------------------------------------------------------------------------------------------------

Philip Saunders, Jr.              Principal, Philip Saunders Associates (Economic and         27
October 11, 1935                  Financial Consulting) (since 1998); former Director,
Trustee BT Investment             Financial Industry Consulting, Wolf & Company (1987 to
Portfolios since 1993; BT         1988); President, John Hancock Home Mortgage Corporation
Advisor Funds since 1986.         (1984 to 1986); Senior Vice President of Treasury and
                                  Financial Services, John Hancock Mutual Life Insurance
                                  Company, Inc. (1982 to 1986).

---------------------------------------------------------------------------------------------------------------------------------

Harry Van Benschoten              Retired (since 1987); Corporate Vice President, Newmont     27
February 18, 1928                 Mining Corporation (prior to 1987); Director, Canada
Trustee BT Investment             Life Insurance Corporation of New York (since 1987).
Portfolios since 1999; BT
Advisor Funds since 1992.

--------------------------------------------------------------------------------

US Bond Index Fund--Premier Class
--------------------------------------------------------------------------------
FUND TRUSTEES AND OFFICERS


                                                                                              NUMBER OF FUNDS
NAME, BIRTH DATE AND                                                                          IN THE FUND
POSITION WITH THE TRUST AND       BUSINESS EXPERIENCE AND                                     COMPLEX OVERSEEN
THE PORTFOLIO TRUST 1             DIRECTORSHIPS DURING THE PAST 5 YEARS                       BY TRUSTEE 2
---------------------------------------------------------------------------------------------------------------------------------

  INTERESTED TRUSTEES

---------------------------------------------------------------------------------------------------------------------------------

Richard T. Hale 4                 Managing Director, Deutsche Banc Alex. Brown Inc.           27
July 17, 1945                     (formerly DB Alex. Brown LLC) (June 1999 to present);
Trustee BT Investment             Deutsche Asset Management-Americas (June 1999 to
Portfolios since 1999; BT         present); Director and President, Investment Company
Advisor Funds since 1999;         Capital Corp. (registered investment advisor) (April
President of each of the          1996 to present). Director/Trustee and President,
BTTrusts since 2000.              Deutsche Asset Management Mutual Funds (1989 to
                                  present); Director, Deutsche Global Funds, Ltd. (January
                                  2000 to present); Director, CABEI Fund (June 2000 to
                                  present); Director, North American Income Fund
                                  (September 2000 to present); Vice President, Deutsche
                                  Asset Management, Inc. (September 2000 to present).
                                  Chartered Financial Analyst. Formerly, Director, ISI
                                  Family of Funds.

---------------------------------------------------------------------------------------------------------------------------------

NAME, BIRTH DATE AND
POSITION WITH THE TRUST AND       BUSINESS EXPERIENCE AND
THE PORTFOLIO TRUST               DIRECTORSHIPS DURING THE PAST 5 YEARS

---------------------------------------------------------------------------------------------------------------------------------

  OFFICERS

---------------------------------------------------------------------------------------------------------------------------------

Daniel O. Hirsch                  Director, Deutsche Asset Management (1999 to present). Formerly, Principal, BT Alex. Brown
March 27, 1954                    Incorporated, (Deutsche Banc Alex. Brown Inc.), (1998 to 1999); Assistant General Counsel,
Vice President/Secretary          United States Securities and Exchange Commission, (1993 to 1998).

---------------------------------------------------------------------------------------------------------------------------------

Charles A. Rizzo                  Director, Deutsche Asset Management (April 2000 to present); Certified Public Accountant;
August 5, 1957                    Certified Management Accountant. Formerly, Vice President and Department Head, BT Alex.
Treasurer                         Brown Incorporated (Deutsche Banc Alex. Brown Inc.), 1998 to 1999; Senior Manager, Coopers
                                  & Lybrand L.L.P. (PricewaterhouseCoopers LLP), 1993 to 1998.

---------------------------------------------------------------------------------------------------------------------------------

Amy Olmert                        Director, Deutsche Asset Management (formerly BT Alex. Brown Inc.) ;(January 1999 to
May 14, 1963                      present); Certified Public Accountant (1989 to present). Formerly, Vice President, BT Alex.
Assistant Secretary               Brown Incorporated, (Deutsche Banc Alex. Brown Inc.), (1997 to 1999); Senior Manager (1992
                                  to 1997), Coopers & Lybrand L.L.P. (PricewaterhouseCoopers LLP), (1988 to 1992).

---------------------------------------------------------------------------------------------------------------------------------


1 Unless otherwise indicated, the address of each Director and Officer is One South Street,Baltimore,MD 21202.
2 As of December 31, 2001 the total number of Funds and Portfolios (including the Master Portfolios) in the Fund Complex is 43.
3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.
4  Mr. Hale is a trustee who is an 'Interested Person' within the meaning of
   Section 2(a)(19) of the 1940 Act. Mr. Hale holds various positions with Deutsche Bank AG, including its advisor subsidiary, Deutsche Asset Management, Inc.

The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-800-730-1313.


--------------------------------------------------------------------------------

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.




US Bond Index Fund--Premier Class                           CUSIP #05576L700
                                                            1711ANN (12/01)
                                                            Printed 2/02

Distributed by:
ICC Distributors, Inc.